Other Income - Schedule of Other Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other Income and Expenses [Abstract]
Gain (loss) on disposition of assets	$ 223	$ 876
Gain on re-measurement of previously held interest	22	0
Other components of net benefit cost (note 28)	52	27
Interest income and other revenue	9	9
Losses on investments	0	(4)
Total other income	$ 306	$ 908